Significant Accounting Policies (Details) - Schedule of net loss per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of net loss per share [Abstract]
Net loss	$ (351,756)	$ (131,804)	$ (769,316)	$ (37,426)
Accretion of carrying value to redemption value	(547,992)	(595,511)	(4,584,555)
Net loss including accretion of carrying value to redemption value	$ (899,728)	$ (727,315)	$ (5,353,871)	$ (37,426)